Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Segment Reporting [Abstract]
Long-lived assets | $	$ 1,063,596	$ 943,028
Number of operating segment | Segment	1